SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of reportable segments financial information
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU
	2021	2020	2019	2021	2020	2019	2021	2020	2019

Russia	3,950	3,819	4,481	1,476	1,504	1,957	1,019	1,017	976
Pakistan	1,408	1,233	1,321	643	612	669	318	249	213
Ukraine	1,055	933	870	704	630	572	203	179	156
Kazakhstan	569	479	486	307	265	270	134	119	108
Uzbekistan	194	198	258	89	68	136	34	52	53
Bangladesh	564	537	537	235	228	222	89	126	82
Others	81	125	172	41	22	63	25	33	38
HQ and eliminations	(33)	(33)	(36)	(162)	(178)	(28)	3	19	7

Total	7,788	7,291	8,089	3,333	3,151	3,861	1,825	1,794	1,633

Summary of segments reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax
The following table provides the reconciliation of consolidated Profit / (loss) before tax from continuing operations to Adjusted EBITDA for the years ended December 31:

	2021	2020	2019

Profit / (loss) before tax from continuing operations	908	(82)	1,044

Depreciation	1,545	1,432	1,512
Amortization	308	310	333
Impairment loss / (reversal)	20	784	108
(Gain) / loss on disposal of non-current assets	17	36	44
(Gain) / loss on disposal of subsidiaries	(101)	78	(1)
Finance costs	690	673	876
Finance income	(16)	(23)	(52)
Other non-operating (gain) / loss	(34)	(111)	(21)
Net foreign exchange (gain) / loss	(4)	54	18

Total Adjusted EBITDA	3,333	3,151	3,861